James Alpha Multi Strategy Alternative Income Portfolio

Supplement dated May 11, 2015

to the Prospectus Dated September 9, 2014

of the James Alpha Multi Strategy Alternative Income Portfolio (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus

Reference is made to the section “PORTFOLIO SUMMARY” beginning on page 1 of the Prospectus.

The following information is added before the penultimate paragraph of the sub-section “Principal Investment Strategies”, beginning on page 3 of the Prospectus.

  Merger Arbitrage Strategies. The Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”). The Portfolio may invest in common stocks and preferred stocks of any size market capitalization, and without limitation in securities of foreign companies.

Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the Portfolio may employ investment techniques that involve leverage, such as short selling, borrowing for investment purposes and purchasing and selling options. The merger arbitrage strategy most frequently used by the Portfolio involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Portfolio may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The Portfolio may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Portfolio than if the Portfolio had invested directly in such securities.

The following information is added to the sub-section “Principal Investment Risks”, immediately after the paragraph “Medium and Small Capitalization Company Risk” on page 7 of the Prospectus.

Merger Arbitrage Risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Portfolio’s performance.

Principal Investment Strategies

• Merger Arbitrage Strategies. The Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”). The Portfolio may invest in common stocks and preferred stocks of any size market capitalization, and without limitation in securities of foreign companies.

Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the Portfolio may employ investment techniques that involve leverage, such as short selling, borrowing for investment purposes and purchasing and selling options. The merger arbitrage strategy most frequently used by the Portfolio involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Portfolio may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The Portfolio may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Portfolio than if the Portfolio had invested directly in such securities.

Principal Investment Risks

Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Portfolio’s performance.